Notes and Securities Payable - Additional Information (Details) - USD ($)						3 Months Ended		12 Months Ended
	Jan. 07, 2021	Oct. 05, 2020	Dec. 27, 2018	Oct. 31, 2017	Mar. 21, 2017	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2020	Sep. 25, 2020	Feb. 21, 2019	Oct. 30, 2017
Debt Instrument [Line Items]
Aggregate principal amount from loan facility								$ 424,752,000
Initial Obligation interest rate											8.00%
Amortization of debt issuance costs						$ 6,000	$ 34,000	34,000	$ 506,000
Carrying value of the convertible securities								76,500,000
Unamortized discount	$ 13,000,000
Capitalized debt issuance cost						100,000		100,000
Amortization of debt discount						13,700,000	5,700,000
Interest expense						1,175,000	7,815,000	35,990,000	23,155,000
Current portion of notes and securities payable						21,425,000		20,803,000	18,481,000
Share based payment arrangement, intrinsic value of convertible securities						$ 6,500,000	$ 100,000	$ 5,800,000	1,300,000
Seek Insurance Services, Inc. (Seek) [Member]
Debt Instrument [Line Items]
Effective interest rate						8.10%	0.00%
Convertible securities Maturity Date						Sep. 25, 2023		Sep. 25, 2023
Interest expense						$ 400,000	$ 0
Date of purchase agreement						Sep. 25, 2020		Sep. 25, 2020
Principal Borrowed						$ 20,000,000		$ 20,000,000		$ 20,000,000
Current portion of notes and securities payable						$ 19,900,000		$ 19,900,000	$ 0
Debt instrument, term of coversion feature, description						The outstanding principal and accrued but unpaid interest will convert into an equity interest in Seek if prior to maturity, repayment or conversion of the note: (1) the note holder elects to convert the note, (2) upon the closing of Seek’s next equity financing; or (3) upon consummation of an initial public offering of Seek’s common stock or a SPAC or reverse merger transaction with Seek.		The outstanding principal and accrued but unpaid interest will convert into a minority equity interest in Seek if prior to maturity, repayment or conversion of the note: (1) the note holder elects to convert the note, (2) upon the closing of Seek’s next equity financing; or (3) upon consummation of an initial public offering of Seek’s common stock or a SPAC or reverse merger transaction with Seek.
Merger Agreement With S C H [Member]
Debt Instrument [Line Items]
Business combination, effective date of merger						Jan. 07, 2021
Convertible Debt Securities [Member]
Debt Instrument [Line Items]
Carrying value of the convertible securities						$ 0
Interest expense							$ 6,500,000
Effective interest rate inclusive of amortization						100.00%	90.07%		100.00%
Non Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Aggregate principal amount from loan facility					$ 60,000,000
Amount drawn from loan facility					$ 40,000,000
Additional Amount Under Loan Facility				$ 20,000,000
Maturity Date of Initial Obligation				Mar. 01, 2022
Initial Obligation interest rate				11.25%	11.00%								11.30%
Maturity Date Of Additional Obligation				Oct. 01, 2022
Amortization of debt issuance costs					$ 300,000			$ 300,000	$ 400,000
Carrying amount of the Loan Facility						$ 25,800,000		30,800,000	49,300,000
Interest Expense Debt						$ 800,000	$ 1,300,000	$ 4,400,000	$ 6,200,000
Effective interest rate						11.80%	11.80%	11.78%	11.77%
2015 Senior Secured Note [Member]
Debt Instrument [Line Items]
Proceeds to Pay Obligations and Working Capital					$ 30,000,000
Convertible Securities [Member]
Debt Instrument [Line Items]
Aggregate principal amount	74,600,000
Convertible securities Maturity Date			Apr. 01, 2023
Description of Embedded Derivative						The interest rate and embedded feature discount factor vary based on the length of time elapsed from the issue date of the securities. The interest rates begin at 6.5% for the first twelve-month period through the first anniversary of the security issue date, increasing ratably on a semi-annual basis, to 13.5% at the third anniversary of the security issue date until the convertible securities cease to be outstanding.		The interest rate and embedded feature discount factor vary based on the length of time elapsed from the issue date of the securities. The interest rates begin at 6.5% for the first twelve-month period through the first anniversary of the security issue date, increasing ratably on a semi-annual basis, to 13.5% at the third anniversary of the security issue date until the convertible securities cease to be outstanding.
Description of Interest Rate Derivative Activities						The embedded feature discount factors begin at 75.0% for the first twelve-month period through the first anniversary of the security issue date, decreasing ratably on a semi-annual basis, to 55.0% at the forty-two month anniversary of the security issue date until the convertible securities cease to be outstanding		The embedded feature discount factors begin at 75% for the first twelve-month period through the first anniversary of the security issue date, decreasing ratably on a semi-annual bas
Carrying value of the convertible securities	2,600,000
Unamortized discount								$ 337,300,000
Capital contribution for extinguishment of debt	126,800,000
Fair value of embedded derivative liability								44,800,000
Convertible Securities [Member] | Tranche One [Member]
Debt Instrument [Line Items]
Debt instrument, accrued interest	400,000
Convertible Securities [Member] | Other Tranche [Member]
Debt Instrument [Line Items]
Debt instrument, accrued interest	$ 7,400,000
Convertible Securities [Member] | Common Class Z [Member]
Debt Instrument [Line Items]
Debt instrument conversion, shares issued	1,310,787
Debt instrument, redeemed and converted, shares issued	36,117,708
Debt instrument, redeemed, shares issued	34,806,921
Convertible Securities [Member] | Common Class B [Member]
Debt Instrument [Line Items]
Debt instrument conversion, shares issued	74,694,107
2020 Convertible Note [Member]
Debt Instrument [Line Items]
Unamortized debt issuance cost						$ 100,000		100,000	$ 0
Bridge Loan [Member]
Debt Instrument [Line Items]
Interest Expense Debt								$ 0	400,000
Effective interest rate			10.00%
Aggregate principal amount			$ 30,000,000
Carrying value of the convertible securities												$ 30,400,000
Date of purchase agreement			Dec. 27, 2018
Convertible Securities [Member]
Debt Instrument [Line Items]
Aggregate principal amount									373,800,000
Proceeds from convertible debt									343,400,000
Repayment of convertible debt									30,400,000
Debt conversion, description								Shares are calculated as principal and accrued interest divided by the applicable conversion price. Conversion price is the lowest of (i) the product obtained by multiplying (x) the lowest price per share at which the Corporation issued applicable preferred stock, by (y) the discount factor, and (ii) the lowest price per share at which the Corporation issued its most recently authorized series of preferred stock and (iii) a price per share equal to (x) $2.5 billion, divided by (y) the number of shares of common stock outstanding as of the conversion on an as-converted, as-exercised basis as defined in the Convertible Agreement.
Terms of warrant repurchases calculation								Repurchase warrant share price is calculated as the lower of (a) lowest price at which the repurchase warrant shares were originally issued and (b) the quotient obtained by dividing (x) $2.5 billion, divided by (y) the number of shares of common stock outstanding as of the date of issuance of the applicable repurchase warrant on an as-converted, as-exercised basis as defined in the Convertible Agreement.
Debt conversion extension terms								The Corporation may elect to extend the end date until the earlier of (i) a deemed liquidation event and (ii) the end of a period designated by the Corporation of not less than 15 days and not more than 180 days (if the security holder is an original security holder or an affiliate of the original security holder), or otherwise 365 days (if the security holder is not an original security holder or an affiliate of such security holder), following the original end date.
Convertible Securities [Member] | Merger Agreement With S C H [Member]
Debt Instrument [Line Items]
Amortization of debt issuance costs								$ 0	0
Interest Expense Debt								31,100,000
Convertible securities Maturity Date		Apr. 01, 2023
Carrying value of the convertible securities		$ 0						76,500,000
Unamortized discount		$ 373,800,000						337,300,000
Amortization of debt discount								21,100,000
Debt issuance costs									$ 400,000
Share based payment arrangement, intrinsic value of convertible securities								$ 2,300,000,000
Qualified Public Offering [Member]
Debt Instrument [Line Items]
Charge to account for dilution		9.40%
Qualified Public Offering [Member] | Convertible Securities [Member]
Debt Instrument [Line Items]
Debt instrument, term of coversion feature, description								pursuant to the terms of the Convertible Agreement based on a conversion price calculated as the lesser of (i) the price per share at which the Corporation’s equity securities are issued to the public in the applicable transaction multiplied by the discount factor in effect and (ii) a price per share equal to (x) $2.5 billion, divided by (y) the number of shares of common stock outstanding as of the closing of the applicable transaction on an as-converted, as-exercised basis as defined in the Convertible Agreement.
Qualified Public Offering [Member] | Convertible Securities [Member] | Merger Agreement With S C H [Member]
Debt Instrument [Line Items]
Charge to account for dilution		9.35%